Income Taxes - Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Components Of Income Tax Expense Benefit [Line Items]
Federal current expense			$ 5.7	$ 2.4	$ 10.9	$ 2.0	$ (5.2)
State current expense			1.7	1.1	3.8	4.2	3.1
Net deferred expense			1.6	2.1	4.2	(0.1)	(1.8)
Benefit of research credits			(2.0)
Income tax provision (benefit)	$ 2.1	$ 3.3	$ 7.0	$ 5.6	$ 18.9	$ 6.1	$ (3.9)